Restatement of 2018 Financial Statements - Summary of Impact on the Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to controlling interest	$ (180,603)	$ (8,748)
Net Loss Attributable to Non-Controlling Interest	(303)	(1,305)
Adjustments to reconcile change in net loss to net cash used by operating activities
Depreciation and amortization	5,145	545
Loss on disposal of property and equipment		3
Equity based compensation		1,188
Accrued interest income on notes receivable from related parties		(995)
Accrued interest on notes payable to related parties		221
Amortization of loan discount on convertible notes		684
Amortization of loan discount on note payable to related party		150
Deferred rent expense		109
Changes in operating assets and liabilities
Accounts receivable	1,192	12
Other receivables	3,079	(3,851)
Deposits		(298)
Inventory	(5,781)	(1,465)
Biological assets	(271)	(345)
Prepaid expenses	(1,574)	(73)
Accounts payable	2,942	940
Accrued expenses and other liabilities		320
Taxes payable	961	105
Unearned revenue		(428)
NET CASH USED IN OPERATING ACTIVITIES	(25,023)	(13,231)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest	(400)	(500)
Issuance of notes receivable to related parties		374
Purchases of property and equipment	(23,032)	(9,883)
NET CASH USED IN INVESTING ACTIVITIES	(19,498)	(30,989)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption		(287)
Non-controlling interest members' contributions		637
Non-controlling interest members' distribution		(1,200)
Finance Lease Liability		(6)
Issuance of Notes Payable		2,850
Repayment of notes payable	(4,058)	(3,305)
Repayment of Notes Payable to Related Parties		(305)
NET CASH PROVIDED BY FINANCING ACTIVITIES	48,875	41,996
NET (DECREASE) INCREASE IN CASH	4,354	(2,224)
CASH, BEGINNING OF YEAR	1,435	3,659
CASH, END OF YEAR	5,789	1,435
Class D [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Sale		13,355
Class F [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Sale		29,952
Class C [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption		(287)
Non-controlling interests [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest		(500)
Healthy pharms [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Business combination, Net Cash Acquired		(20,980)
As Previously Reported [member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to controlling interest		(7,467)
Net Loss Attributable to Non-Controlling Interest		(871)
Adjustments to reconcile change in net loss to net cash used by operating activities
Depreciation and amortization		545
Loss on disposal of property and equipment		3
Equity based compensation		1,188
Accrued interest income on notes receivable from related parties		(995)
Accrued interest on notes payable to related parties		223
Amortization of loan discount on convertible notes		684
Amortization of loan discount on note payable to related party		150
Deferred rent expense		109
Changes in operating assets and liabilities
Accounts receivable		19
Other receivables		(3,849)
Deposits		(185)
Inventory		(1,409)
Biological assets		(345)
Prepaid expenses		(70)
Accounts payable		849
Accrued expenses and other liabilities		320
Taxes payable		105
Unearned revenue		(428)
NET CASH USED IN OPERATING ACTIVITIES		(11,425)
CASH FLOWS FROM INVESTING ACTIVITIES
Issuance of notes receivable to related parties		(8,634)
Purchases of property and equipment		(4,003)
NET CASH USED IN INVESTING ACTIVITIES		(34,117)
CASH FLOWS FROM FINANCING ACTIVITIES
Non-controlling interest members' contributions		637
Finance Lease Liability		(6)
Issuance of Notes Payable		2,850
Repayment of notes payable		(3,000)
Repayment of Notes Payable to Related Parties		(305)
NET CASH PROVIDED BY FINANCING ACTIVITIES		43,196
NET (DECREASE) INCREASE IN CASH		(2,346)
CASH, BEGINNING OF YEAR	1,263	3,609
CASH, END OF YEAR		1,263
As Previously Reported [member] | Class D [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Sale		13,355
As Previously Reported [member] | Class F [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Sale		29,952
As Previously Reported [member] | Class C [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption		(287)
As Previously Reported [member] | Non-controlling interests [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest		(500)
As Previously Reported [member] | Healthy pharms [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Business combination, Net Cash Acquired		(20,980)
Effect of Correction [member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to controlling interest		(1,280)
Net Loss Attributable to Non-Controlling Interest		(434)
Adjustments to reconcile change in net loss to net cash used by operating activities
Accrued interest on notes payable to related parties		(2)
Changes in operating assets and liabilities
Accounts receivable		(6)
Other receivables		(2)
Deposits		(113)
Inventory		(56)
Prepaid expenses		(3)
Accounts payable		90
NET CASH USED IN OPERATING ACTIVITIES		(1,806)
CASH FLOWS FROM INVESTING ACTIVITIES
Issuance of notes receivable to related parties		9,008
Purchases of property and equipment		(5,880)
NET CASH USED IN INVESTING ACTIVITIES		3,128
CASH FLOWS FROM FINANCING ACTIVITIES
Non-controlling interest members' distribution		(1,200)
NET CASH PROVIDED BY FINANCING ACTIVITIES		(1,200)
NET (DECREASE) INCREASE IN CASH		122
CASH, BEGINNING OF YEAR	$ 172	50
CASH, END OF YEAR		$ 172